Revenue from Contract with Customers - Schedule of Information about Receivables, Contract Assets and Contract Liabilities (Details) - Contract Assets [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Revenue from Contract with Customers - Schedule of Information about Receivables, Contract Assets and Contract Liabilities (Details) [Line Items]
Receivables, which are included in ‘trade receivables	$ 3,537,193	$ 3,344,995
Receivables, acquired in a business combination